Vessels (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Vessels

	Vessel	Drydocking	Total
	(in thousands)
Cost
January 1, 2023	$2,326,477	$62,035	$2,388,512
Vessel additions on acquisition	191,727	—	191,727
Additions	233	14,718	14,951
Write-offs of fully amortized assets	—	(4,066)	(4,066)
Disposals	(51,041)	(2,749)	(53,790)
December 31, 2023	2,467,396	69,938	2,537,334
Additions	—	32,985	32,985
Write-offs of fully amortized assets	—	(16,878)	(16,878)
December 31, 2024	2,467,396	86,045	2,553,441

Accumulated Depreciation and Amortization
January 1, 2023	670,495	25,523	696,018
Charge for the period	110,424	18,601	129,025
Write-offs of fully amortized assets	—	(4,066)	(4,066)
Disposals	(37,585)	(440)	(38,025)
December 31, 2023	743,334	39,618	782,952
Charge for the period	111,012	22,748	133,760
Write-offs of fully amortized assets	—	(16,878)	(16,878)
December 31, 2024	854,346	45,488	899,834

Net Book Value
December 31, 2022	$1,655,982	$36,512	$1,692,494
December 31, 2023	$1,724,062	$30,320	$1,754,382
December 31, 2024	$1,613,050	$40,557	$1,653,607